Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (44,600,000)	$ (12,786,000)	$ (67,883,898)	$ (21,671,394)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrants	(5,295,000)	1,253,000	1,781,280	80,040
Depreciation and amortization	654,000	231,000	1,653,318	841,736
Amortization of deferred financing fees and convertible debt discount	2,051,000	26,000	3,484,753	116,857
Stock-based compensation	20,368,000	254,000	855,396	992,082
Compensation expense related to equity classified warrants			0	200,373
Change in fair value of derivative liability	(30,000)		208,000	0
Provision for doubtful accounts	(80,000)	130,000	641,357	710,882
Loss on disposal of assets	0	228,000	227,800	0
Changes in operating assets and liabilities
Accounts payable	(265,000)	919,000	2,335,077	(138,229)
Accrued compensation and other liabilities	(2,873,000)	2,268,000	14,785,409	550,733
Accounts receivable	(154,000)	(399,000)	(2,610,138)	(1,840,412)
Inventories	(317,000)	(157,000)	(174,460)	(12,676)
Prepaid production costs	292,000	(379,000)	(702,945)	96,734
Prepaid expenses and other current assets	(9,701,000)	(720,000)	(3,311,925)	(635,941)
Advances from customers	(163,000)	0	233,077	(85,466)
Deferred revenue			(5,350)	(102,845)
Other			(287,872)	(6,250)
Other non-current assets	(3,020,000)	39,000
Net cash used in operating activities	(43,133,000)	(9,093,000)	(48,771,121)	(20,903,776)
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(1,610,000)	(1,372,000)	(8,621,917)	(711,727)
Net cash used in investing activities	(1,610,000)	(1,372,000)	(8,621,917)	(711,727)
Cash Flows from Financing Activities:
Proceeds from term loans	0	703,000	31,486,824	427,615
Repayment of term loans	(2,912,000)	(128,000)	(948,928)	(3,140,783)
Proceeds from convertible notes and warrants with related parties			17,600,000	0
Proceeds from equity contributions			0	7,999,961
Convertible notes issuance costs			(124,791)	0
Proceeds from exercise of stock options	63,000	9,000	87,580	6,750
Payment of deferred financing costs			(500,000)	0
Effect of merger, net of transaction costs paid	22,632,000
Issuance of PIPE shares	75,000,000
Payment of deferred underwriting fees	(1,382,000)
Net cash provided by financing activities	93,401,000	584,000	47,600,685	5,293,543
Net increase in cash	48,658,000	(9,881,000)	(9,792,353)	(16,321,960)
Cash—beginning of period	8,701,895	18,494,248	18,494,248	34,816,208
Cash—end of period	57,360,000	8,613,000	8,701,895	18,494,248
Supplemental disclosure of noncash financing activities:
Issuance of liability classified warrants in connection with debt			987,747	86,963
Issuance of equity classified warrants in connection with debt			4,445,658	0
Capital expenditures not yet paid	$ 282,000	$ 327,000	239,261	116,000
Interest paid			$ 854,078	$ 110,420